Benefit Plans - Expected Future Services to Be Paid by Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2013	$ 7.5
2014	8.6
2015	10.2
2016	12.9
2017	14.8
2018-2022	103.3
Non-US Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2013	16.7
2014	17.8
2015	18.5
2016	17.5
2017	18.3
2018-2022	105.7
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2013	4.5
2014	4.5
2015	4.4
2016	4.3
2017	4.2
2018-2022	$ 19.6